Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Brazil — 4.5%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/24(a)	BRL	36,102	$6,342,013
0.00%, 07/01/24(a)	BRL	12,097	2,003,760
0.00%, 07/01/25(a)	BRL	14,878	2,192,386
0.00%, 01/01/26(a)	BRL	22,600	3,123,539
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/25	BRL	12,925	2,431,649
Series F, 10.00%, 01/01/29	BRL	11,040	1,921,990
Series F, 10.00%, 01/01/31	BRL	5,000	844,734
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/33	BRL	1,974	325,529
Series F, 10.00%, 01/01/27	BRL	14,829	2,683,690
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	94,526
10.25%, 01/10/28	BRL	1,420	261,068
			22,224,884
Chile — 4.5%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)(c)	CLP	780,000	830,981
2.50%, 03/01/25	CLP	4,275,000	4,950,052
4.50%, 03/01/26	CLP	2,680,000	3,222,611
4.70%, 09/01/30(b)(c)	CLP	2,975,000	3,549,343
5.00%, 10/01/28(b)(c)	CLP	1,075,000	1,316,440
5.00%, 03/01/35	CLP	3,125,000	3,770,770
6.00%, 01/01/43	CLP	2,620,000	3,516,912
7.00%, 05/01/34(b)	CLP	760,000	1,088,402
			22,245,511
China — 14.5%
China Government Bond
1.99%, 04/09/25	CNY	14,060	2,059,974
2.18%, 08/25/25	CNY	9,830	1,442,808
2.24%, 05/25/25	CNY	8,340	1,227,585
2.26%, 02/24/25	CNY	8,150	1,201,435
2.28%, 11/25/25	CNY	10,840	1,593,063
2.37%, 01/20/27	CNY	9,050	1,324,085
2.44%, 10/15/27	CNY	8,660	1,267,210
2.47%, 09/02/24	CNY	13,510	2,002,203
2.48%, 04/15/27	CNY	7,750	1,137,162
2.50%, 07/25/27	CNY	12,100	1,774,736
2.60%, 09/01/32.	CNY	8,240	1,185,157
2.62%, 09/25/29	CNY	9,330	1,359,864
2.68%, 05/21/30	CNY	14,870	2,170,073
2.69%, 08/12/26	CNY	12,400	1,840,492
2.69%, 08/15/32	CNY	9,470	1,372,858
2.75%, 06/15/29	CNY	9,040	1,330,930
2.75%, 02/17/32	CNY	9,340	1,361,339
2.76%, 05/15/32	CNY	8,120	1,184,144
2.79%, 12/15/29	CNY	7,270	1,070,427
2.80%, 03/24/29	CNY	9,140	1,352,026
2.80%, 11/15/32	CNY	5,130	751,597
2.84%, 04/08/24	CNY	12,950	1,931,029
2.85%, 06/04/27	CNY	14,170	2,109,778
2.88%, 11/05/23	CNY	12,900	1,920,786
2.89%, 11/18/31	CNY	6,850	1,013,220
2.91%, 10/14/28	CNY	11,790	1,758,986
2.94%, 10/17/24	CNY	9,960	1,489,894
3.01%, 05/13/28	CNY	12,310	1,845,852
3.02%, 10/22/25	CNY	13,930	2,091,401
Security		Par (000)	Value

China (continued)
3.02%, 05/27/31	CNY	13,270	$1,986,469
3.03%, 03/11/26	CNY	12,870	1,934,152
3.12%, 12/05/26	CNY	10,590	1,596,565
3.12%, 10/25/52	CNY	3,630	518,575
3.13%, 11/21/29	CNY	12,860	1,943,995
3.19%, 04/11/24	CNY	12,320	1,846,695
3.22%, 12/06/25	CNY	9,140	1,382,551
3.25%, 06/06/26	CNY	12,090	1,830,752
3.25%, 11/22/28	CNY	9,460	1,440,456
3.27%, 11/19/30	CNY	15,390	2,360,947
3.28%, 12/03/27	CNY	14,130	2,154,988
3.29%, 10/18/23	CNY	7,240	1,081,950
3.29%, 05/23/29	CNY	11,120	1,703,433
3.32%, 04/15/52	CNY	6,010	891,631
3.53%, 10/18/51	CNY	6,110	936,841
3.72%, 04/12/51	CNY	7,820	1,240,322
3.81%, 09/14/50	CNY	12,510	2,005,400
			71,025,836
Colombia — 4.2%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	143,980
Colombian TES
9.25%, 05/28/42	COP	7,956,600	1,310,580
Series B, 5.75%, 11/03/27	COP	9,337,100	1,561,713
Series B, 6.00%, 04/28/28	COP	12,168,400	2,016,547
Series B, 6.25%, 11/26/25	COP	8,640,700	1,608,322
Series B, 6.25%, 07/09/36	COP	5,246,700	686,173
Series B, 7.00%, 03/26/31	COP	13,722,600	2,177,811
Series B, 7.00%, 06/30/32	COP	10,632,100	1,624,969
Series B, 7.25%, 10/18/34	COP	12,512,600	1,860,447
Series B, 7.25%, 10/26/50	COP	9,300,000	1,211,918
Series B, 7.50%, 08/26/26	COP	13,403,400	2,508,282
Series B, 7.75%, 09/18/30	COP	9,991,700	1,680,237
Series B, 10.00%, 07/24/24	COP	11,148,800	2,334,289
			20,725,268
Czech Republic — 4.5%
Czech Republic Government Bond
0.00%, 12/12/24(a)	CZK	9,540	394,338
0.05%, 11/29/29	CZK	19,930	664,710
0.25%, 02/10/27	CZK	38,630	1,463,973
0.45%, 10/25/23(c)	CZK	29,310	1,280,498
0.95%, 05/15/30(c)	CZK	36,560	1,287,000
1.00%, 06/26/26(c)	CZK	41,770	1,672,131
1.20%, 03/13/31	CZK	30,850	1,080,408
1.25%, 02/14/25	CZK	31,140	1,307,652
1.50%, 04/24/40	CZK	13,730	388,024
1.75%, 06/23/32	CZK	36,610	1,307,801
2.00%, 10/13/33	CZK	39,980	1,423,085
2.40%, 09/17/25(c)	CZK	36,800	1,559,793
2.50%, 08/25/28(c)	CZK	37,990	1,542,237
2.75%, 07/23/29	CZK	37,500	1,521,204
3.50%, 05/30/35	CZK	8,930	364,789
4.20%, 12/04/36(c)	CZK	19,050	828,142
5.00%, 09/30/30	CZK	19,010	884,965
5.50%, 12/12/28	CZK	17,690	837,048
5.70%, 05/25/24(c)	CZK	22,710	1,038,011
6.00%, 02/26/26	CZK	24,400	1,141,083
			21,986,892

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Dominican Republic — 4.2%
Dominican Republic International Bond, 9.75%, 06/05/26(c)	DOP	1,267,400	$20,773,244

Egypt — 4.1%
Egypt Government Bond
13.54%, 01/14/25	EGP	21,307	617,426
14.06%, 01/12/26	EGP	124,884	3,470,430
14.29%, 01/05/28	EGP	48,756	1,277,624
14.35%, 09/10/24	EGP	26,886	804,938
14.37%, 10/20/25	EGP	117,682	3,328,391
14.40%, 09/10/29	EGP	22,306	561,288
14.48%, 04/06/26	EGP	110,489	3,042,063
14.53%, 09/14/24	EGP	80,754	2,424,807
14.56%, 07/06/26	EGP	47,947	1,321,896
14.56%, 10/13/27	EGP	76,013	2,031,028
14.66%, 10/06/30	EGP	29,769	742,035
16.10%, 05/07/29	EGP	25,844	704,207
			20,326,133
Hungary — 4.4%
Hungary Government Bond
1.00%, 11/26/25	HUF	836,230	1,816,074
1.50%, 04/22/26	HUF	657,370	1,418,682
1.50%, 08/26/26	HUF	446,820	940,519
2.00%, 05/23/29	HUF	518,050	1,020,592
2.25%, 04/20/33	HUF	677,030	1,155,042
2.25%, 06/22/34	HUF	219,350	357,726
2.50%, 10/24/24	HUF	672,950	1,598,322
2.75%, 12/22/26	HUF	537,790	1,171,862
3.00%, 06/26/24	HUF	500,060	1,230,826
3.00%, 10/27/27	HUF	656,860	1,411,728
3.00%, 08/21/30	HUF	593,890	1,185,077
3.00%, 10/27/38	HUF	468,020	751,200
3.00%, 04/25/41	HUF	334,390	512,904
3.25%, 10/22/31	HUF	833,650	1,640,899
4.50%, 03/23/28	HUF	355,340	814,335
4.75%, 11/24/32	HUF	371,410	807,334
5.50%, 06/24/25	HUF	643,180	1,581,254
6.00%, 11/24/23	HUF	464,910	1,217,414
6.75%, 10/22/28	HUF	443,150	1,125,864
			21,757,654
Indonesia — 4.5%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR	12,531,000	802,101
5.50%, 04/15/26	IDR	14,867,000	970,759
6.13%, 05/15/28	IDR	12,019,000	789,774
6.25%, 06/15/36	IDR	5,099,000	322,336
6.38%, 08/15/28	IDR	5,193,000	346,339
6.38%, 04/15/32	IDR	18,110,000	1,181,318
6.38%, 07/15/37	IDR	1,705,000	109,502
6.50%, 06/15/25	IDR	14,503,000	973,452
6.50%, 02/15/31	IDR	18,282,000	1,204,783
6.63%, 05/15/33	IDR	8,601,000	566,504
7.00%, 05/15/27	IDR	10,003,000	683,050
7.00%, 09/15/30	IDR	15,818,000	1,075,286
7.00%, 02/15/33	IDR	8,661,000	589,508
7.13%, 06/15/42	IDR	12,506,000	847,771
7.13%, 06/15/43	IDR	1,508,000	102,616
7.50%, 08/15/32	IDR	4,501,000	315,079
7.50%, 06/15/35	IDR	11,246,000	788,174
7.50%, 05/15/38	IDR	6,695,000	468,199
Security		Par (000)	Value

Indonesia (continued)
7.50%, 04/15/40	IDR	11,397,000	$795,254
8.13%, 05/15/24	IDR	8,563,000	585,223
8.25%, 05/15/29	IDR	9,054,000	653,685
8.25%, 06/15/32	IDR	3,270,000	239,877
8.25%, 05/15/36	IDR	8,623,000	639,437
8.38%, 03/15/24	IDR	11,924,000	814,821
8.38%, 09/15/26	IDR	11,889,000	844,682
8.38%, 03/15/34	IDR	13,302,000	986,482
8.38%, 04/15/39	IDR	6,447,000	485,804
8.75%, 05/15/31	IDR	7,582,000	569,029
9.00%, 03/15/29	IDR	8,336,000	623,832
9.50%, 07/15/31	IDR	2,585,000	201,765
10.50%, 08/15/30	IDR	2,359,000	192,387
11.00%, 09/15/25	IDR	2,856,000	211,580
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR	4,867,000	309,071
6.38%, 03/15/34	IDR	7,282,000	456,068
6.63%, 10/15/24	IDR	6,528,000	437,724
8.25%, 09/15/23	IDR	5,370,000	363,900
8.88%, 11/15/31	IDR	5,023,000	376,312
			21,923,484
Malaysia — 4.4%
Malaysia Government Bond
2.63%, 04/15/31	MYR	2,404	516,169
3.48%, 06/14/24	MYR	2,682	630,898
3.50%, 05/31/27	MYR	2,045	477,636
3.58%, 07/15/32	MYR	2,356	541,741
3.73%, 06/15/28	MYR	3,010	707,250
3.76%, 05/22/40	MYR	3,546	786,650
3.83%, 07/05/34	MYR	2,773	637,918
3.88%, 03/14/25	MYR	2,808	664,158
3.89%, 08/15/29	MYR	2,527	595,740
3.90%, 11/30/26	MYR	3,133	743,885
3.90%, 11/16/27	MYR	4,027	956,643
3.91%, 07/15/26	MYR	1,647	391,064
3.96%, 09/15/25	MYR	3,976	942,981
4.06%, 09/30/24	MYR	1,221	289,957
4.07%, 06/15/50	MYR	4,102	916,244
4.18%, 07/15/24	MYR	1,373	326,108
4.25%, 05/31/35	MYR	2,642	629,627
4.50%, 04/30/29	MYR	2,323	567,796
4.70%, 10/15/42	MYR	1,953	487,825
4.76%, 04/07/37	MYR	3,493	873,399
4.89%, 06/08/38	MYR	1,894	485,769
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR	3,644	847,216
3.45%, 07/15/36	MYR	2,694	590,334
3.47%, 10/15/30	MYR	3,930	895,145
3.66%, 10/15/24	MYR	3,131	737,083
3.73%, 03/31/26	MYR	3,105	732,979
3.99%, 10/15/25	MYR	3,519	836,385
4.09%, 11/30/23	MYR	1,591	375,615
4.13%, 08/15/25	MYR	1,522	362,404
4.13%, 07/09/29	MYR	3,004	715,136
4.19%, 10/07/32	MYR	2,347	560,435
4.26%, 07/26/27	MYR	1,715	412,513
4.37%, 10/31/28	MYR	3,718	900,879
Malaysia Investment Issue Bond, 4.42%, 09/30/41	MYR	2,549	611,664
			21,747,246

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico — 4.5%
Mexican Bonos
5.00%, 03/06/25	MXN	14,270	$687,477
5.50%, 03/04/27	MXN	20,900	978,273
Series M, 5.75%, 03/05/26	MXN	51,629	2,485,571
Series M, 7.75%, 05/29/31	MXN	52,400	2,625,733
Series M, 7.75%, 11/23/34	MXN	10,400	513,893
Series M, 7.75%, 11/13/42	MXN	29,653	1,419,973
Series M, 8.00%, 12/07/23	MXN	25,715	1,333,838
Series M, 8.00%, 09/05/24	MXN	39,572	2,033,186
Series M, 8.00%, 11/07/47	MXN	31,186	1,524,189
Series M 20, 7.50%, 06/03/27	MXN	41,994	2,118,237
Series M 20, 8.50%, 05/31/29	MXN	30,316	1,592,572
Series M 20, 10.00%, 12/05/24	MXN	27,197	1,445,193
Series M 30, 8.50%, 11/18/38	MXN	29,163	1,511,669
Series M 30, 10.00%, 11/20/36	MXN	8,523	500,276
Mexico Bonos
7.50%, 05/26/33	MXN	12,057	587,563
8.00%, 07/31/53	MXN	11,496	558,525
			21,916,168
Peru — 4.2%
Peru Government Bond
5.35%, 08/12/40	PEN	6,144	1,177,091
5.40%, 08/12/34	PEN	8,514	1,764,572
5.70%, 08/12/24	PEN	4,213	1,070,726
5.94%, 02/12/29	PEN	12,228	2,889,284
6.15%, 08/12/32	PEN	12,719	2,890,693
6.35%, 08/12/28	PEN	11,507	2,806,056
6.90%, 08/12/37	PEN	12,533	2,894,253
6.95%, 08/12/31	PEN	12,542	3,057,136
8.20%, 08/12/26	PEN	8,524	2,285,645
			20,835,456
Philippines — 4.4%
Philippine Government International Bond, 6.25%, 01/14/36	PHP	1,247,000	21,400,905

Poland — 4.5%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	7,769	1,456,322
0.75%, 04/25/25	PLN	7,300	1,506,210
1.25%, 10/25/30	PLN	8,560	1,417,517
1.75%, 04/25/32	PLN	8,112	1,324,715
2.25%, 10/25/24	PLN	9,164	1,986,136
2.50%, 04/25/24	PLN	7,729	1,710,222
2.50%, 07/25/26	PLN	10,867	2,234,613
2.50%, 07/25/27	PLN	7,559	1,516,110
2.75%, 04/25/28	PLN	8,798	1,742,864
2.75%, 10/25/29	PLN	11,381	2,176,517
3.25%, 07/25/25	PLN	9,097	1,964,706
3.75%, 05/25/27	PLN	8,262	1,751,105
4.00%, 10/25/23	PLN	5,603	1,278,483
			22,065,520
Romania — 4.4%
Romania Government Bond
2.50%, 10/25/27	RON	5,620	1,006,022
3.25%, 04/29/24	RON	5,660	1,196,704
3.25%, 06/24/26	RON	5,805	1,127,389
3.50%, 11/25/25	RON	2,430	488,742
3.65%, 07/28/25	RON	6,550	1,336,834
3.65%, 09/24/31	RON	7,410	1,258,009
Security		Par (000)	Value

Romania (continued)
3.70%, 11/25/24	RON	6,155	$1,284,887
4.00%, 10/25/23	RON	5,320	1,150,916
4.15%, 01/26/28	RON	5,485	1,048,979
4.15%, 10/24/30	RON	6,110	1,103,966
4.40%, 09/25/23	RON	4,895	1,064,030
4.50%, 06/17/24	RON	5,675	1,213,573
4.75%, 02/24/25	RON	6,200	1,310,692
4.75%, 10/11/34	RON	5,825	1,013,280
4.85%, 04/22/26	RON	6,020	1,237,172
4.85%, 07/25/29	RON	4,925	947,090
5.00%, 02/12/29	RON	5,985	1,168,208
5.80%, 07/26/27	RON	6,750	1,401,883
6.70%, 02/25/32	RON	5,585	1,175,779
			21,534,155
Serbia — 4.3%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	853,040	7,546,928
4.50%, 08/20/32	RSD	889,240	6,828,436
5.88%, 02/08/28	RSD	772,500	6,968,566
			21,343,930
South Africa — 4.3%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	19,712	763,640
6.50%, 02/28/41	ZAR	15,914	580,882
7.00%, 02/28/31	ZAR	26,012	1,242,309
8.00%, 01/31/30	ZAR	52,951	2,786,752
8.25%, 03/31/32	ZAR	45,619	2,303,930
8.50%, 01/31/37	ZAR	40,317	1,879,109
8.75%, 01/31/44	ZAR	36,156	1,638,356
8.75%, 02/28/48	ZAR	62,108	2,818,875
8.88%, 02/28/35	ZAR	41,195	2,042,963
9.00%, 01/31/40	ZAR	28,650	1,357,121
10.50%, 12/21/26	ZAR	61,504	3,806,716
			21,220,653
Thailand — 4.5%
Thailand Government Bond
0.75%, 06/17/24	THB	34,307	1,026,300
0.75%, 09/17/24	THB	39,843	1,188,139
0.95%, 06/17/25	THB	36,119	1,072,984
1.00%, 06/17/27	THB	46,065	1,335,306
1.45%, 12/17/24	THB	40,897	1,231,571
1.59%, 12/17/35	THB	32,022	848,508
1.60%, 12/17/29	THB	31,441	911,989
1.60%, 06/17/35	THB	13,217	352,347
2.00%, 12/17/31	THB	53,831	1,573,162
2.00%, 06/17/42	THB	20,662	526,174
2.13%, 12/17/26	THB	35,562	1,084,380
2.35%, 06/17/26	THB	13,022	401,143
2.40%, 12/17/23	THB	24,807	759,249
2.65%, 06/17/28	THB	22,184	687,790
2.88%, 12/17/28	THB	23,894	751,664
2.88%, 06/17/46	THB	28,570	814,106
3.30%, 06/17/38	THB	42,713	1,344,081
3.35%, 06/17/33	THB	11,954	388,274
3.39%, 06/17/37	THB	6,295	202,797
3.40%, 06/17/36	THB	32,492	1,045,827
3.65%, 06/20/31	THB	31,281	1,029,947
3.78%, 06/25/32	THB	36,169	1,211,089
3.85%, 12/12/25	THB	30,573	978,561

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thailand (continued)
4.88%, 06/22/29	THB	32,614	$1,141,762
			21,907,150
Turkey — 4.3%
Turkey Government Bond
8.00%, 03/12/25	TRY	26,844	1,387,925
9.00%, 07/24/24	TRY	34,454	1,807,037
10.40%, 03/20/24	TRY	13,422	716,439
10.50%, 08/11/27	TRY	33,750	1,819,451
10.60%, 02/11/26	TRY	49,067	2,638,663
11.00%, 02/24/27	TRY	29,710	1,598,467
11.70%, 11/13/30	TRY	75,362	4,820,022
12.40%, 03/08/28	TRY	19,586	1,191,243
12.60%, 10/01/25	TRY	84,081	4,894,863
			20,874,110
Uruguay — 4.5%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	570,753	13,232,912
8.50%, 03/15/28(c)	UYU	359,779	8,685,560
			21,918,472
Total Investments — 97.7%
(Cost: $537,356,244)			479,752,671

Other Assets Less Liabilities — 2.3%			11,420,287

Net Assets — 100.0%			$491,172,958

(a)	Zero-coupon bond.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$440,000	$—	$(440,000	)(b)	$—	$—	$—	—	$10,974	$5

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$479,752,671	$—	$479,752,671

Currency Abbreviations

BRL	Brazilian Real	PEN	Peru Nuevo Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Yuan	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian Leu
CZK	Czech Koruna	RSD	Serbian Dinar
DOP	Dominican Peso	THB	Thai Baht
EGP	Egyptian Pound	TRY	Turkish Lira
HUF	Hungarian Forint	UYU	Uruguayan Peso
IDR	Indonesian Rupiah	ZAR	South African Rand
MXN	Mexican Peso
MYR	Malaysian Ringgit